1(212) 318-6275

rachaelschwartz@paulhastings.com

April 15, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:         California Daily Tax Free Income Fund, Inc. (the “Fund”)

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Fund. As indicated on the facing page, the Fund proposes that the filing become effective on May 15, 2013, pursuant to Rule 488(a) under the Securities Act of 1933. This Registration Statement is being filed in connection with the proposed reorganization of the HighMark California Tax-Free Money Market Fund, a series of HighMark Funds into the California Daily Tax Free Income Fund, Inc.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz for PAUL HASTINGS LLP